BANK BORROWINGS (Details 4) (USD $)	Dec. 31, 2011
Future principal payments under long-term borrowings
2012	$ 86,212,767
2013	132,510,540
2014	363,998,033
2015	8,420,424
Thereafter	15,221,536
Total	$ 606,363,300